FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Investments in MGM Resorts International (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Investment in MGM Resorts International	$ 2,401,858	$ 2,242,672